Benefit Plan (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Employer matching contribution percent	3.00%
Matching contributions	$ 3.2	$ 1.6	$ 0